Earnings Per Share - Antidilutive Shares Excluded from Diluted Earnings Per Share Computations (Details) - shares shares in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	56	56	104
Equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	1	3	1
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	55	53	103